Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive income (loss) was as follows (in millions):

	November 30,
	2013	2012
Cumulative foreign currency translation adjustments, net	$234	$(98)
Unrecognized pension expenses	(97)	(125)
Unrealized losses on marketable securities	(7)	(13)
Net gains on cash flow derivative hedges	31	29
	$161	$(207)